Income Taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Percent of Pretax Income
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	2.40%	1.90%	1.80%
Domestic manufacturing deduction	(2.90%)	(3.00%)	(3.10%)
Other items - net	(0.40%)	(0.40%)	(0.30%)
Effective income tax rate	34.10%	33.50%	33.40%
Income taxes paid	$ 199.3	$ 294.4	$ 279.2